Investments (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Investments, Debt and Equity Securities, and Equity Method Investments [Abstract]
Schedule of Available-for-sale Securities
The carrying amounts and fair values of our available for sale securities at March 31, 2018 and December 31, 2017 are as follows:

	March 31, 2018
	Carrying	Cost	Unrealized	Unrealized	Fair
	Value	Basis	Gains	Losses	Value
	(In millions)
Fixed maturity securities available for sale:
U.S. government and agencies	$245	$247	$—	$(2)	$245
State and political subdivisions	230	227	3	—	230
Corporate debt securities	1,196	1,201	6	(11)	1,196
Mortgage-backed/asset-backed securities	53	53	1	(1)	53
Foreign government bonds	58	60	—	(2)	58
Total	$1,782	$1,788	$10	$(16)	$1,782

	December 31, 2017
	Carrying	Cost	Unrealized	Unrealized	Fair
	Value	Basis	Gains	Losses	Value
	(In millions)
Fixed maturity securities available for sale:
U.S. government and agencies	$195	$196	$—	$(1)	$195
State and political subdivisions	391	387	4	—	391
Corporate debt securities	1,117	1,110	11	(4)	1,117
Mortgage-backed/asset-backed securities	56	55	1	—	56
Foreign government bonds	57	58	1	(2)	57
Preferred securities	319	307	12	—	319
Equity securities	681	517	172	(8)	681
Total	$2,816	$2,630	$201	$(15)	$2,816

The carrying amounts and fair values of our available for sale securities at December 31, 2017 and 2016 are as follows:

	December 31, 2017
	Carrying Value	Cost Basis	Unrealized Gains	Unrealized Losses	Fair Value
	(In millions)
Fixed maturity investments available for sale:
U.S. government and agencies	$195	$196	$—	$(1)	$195
States and political subdivisions	391	387	4	—	391
Corporate debt securities	1,117	1,110	11	(4)	1,117
Foreign government bonds	57	58	1	(2)	57
Mortgage-backed/asset-backed securities	56	55	1	—	56
Preferred stock available for sale	319	307	12	—	319
Equity securities available for sale	681	517	172	(8)	681
Total	$2,816	$2,630	$201	$(15)	$2,816

	December 31, 2016
	Carrying Value	Cost Basis	Unrealized Gains	Unrealized Losses	Fair Value
	(In millions)
Fixed maturity investments available for sale:
U.S. government and agencies	$117	$117	$—	$—	$117
States and political subdivisions	615	607	9	(1)	615
Corporate debt securities	1,508	1,499	15	(6)	1,508
Foreign government bonds	109	117	—	(8)	109
Mortgage-backed/asset-backed securities	58	56	2	—	58
Preferred stock available for sale	315	312	6	(3)	315
Equity securities available for sale	386	278	108	—	386
Total	$3,108	$2,986	$140	$(18)	$3,108

Investments Classified by Contractual Maturity Date
The following table presents certain information regarding contractual maturities of our fixed maturity securities at March 31, 2018:

	March 31, 2018
	Amortized	% of	Fair	% of
Maturity	Cost	Total	Value	Total
	(Dollars in millions)
One year or less	$445	25%	$444	25%
After one year through five years	1,269	71	1,264	71
After five years through ten years	16	1	16	1
After ten years	5	—	5	—
Mortgage-backed/asset-backed securities	53	3	53	3
Total	$1,788	100%	$1,782	100%

The following table presents certain information regarding contractual maturities of our fixed maturity securities at December 31, 2017:

	December 31, 2017
Maturity	Amortized Cost	% of Total	Fair Value	% of Total
	(Dollars in millions)
One year or less	$496	27.5%	$496	27.3%
After one year through five years	1,219	67.5	1,227	67.5
After five years through ten years	31	1.7	32	1.8
After ten years	5	0.3	5	0.3
Mortgage-backed/asset-backed securities	55	3.0	56	3.1
	$1,806	100.0%	$1,816	100.0%

Schedule of Temporary Impairment Losses, Investments
Net unrealized losses on investment securities and the fair value of the related securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position at March 31, 2018 and December 31, 2017, were as follows (in millions):

March 31, 2018
	Less than 12 Months		12 Months or Longer		Total
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
	Value	Losses	Value	Losses	Value	Losses
U.S. government and agencies	$210	$(2)	$—	$—	$210	$(2)
Corporate debt securities	830	(8)	44	(3)	874	(11)
Foreign government bonds	19	(1)	7	(1)	26	(2)
Mortgage-backed/asset-backed securities	29	(1)	—	—	29	(1)
Total temporarily impaired securities	$1,088	$(12)	$51	$(4)	$1,139	$(16)

December 31, 2017
	Less than 12 Months		12 Months or Longer		Total
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
	Value	Losses	Value	Losses	Value	Losses
U.S. government and agencies	$149	$(1)	$—	$—	$149	$(1)
Corporate debt securities	464	(3)	51	(1)	515	(4)
Foreign government bonds	—	—	10	(2)	10	(2)
Equity securities	121	(7)	5	(1)	126	(8)
Total temporarily impaired securities	$734	$(11)	$66	$(4)	$800	$(15)

Net unrealized losses on investment securities and the fair value of the related securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position at December 31, 2017 and 2016 are as follows (in millions):

December 31, 2017
	Less than 12 Months		12 Months or Longer		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Corporate debt securities	$464	$(3)	$51	$(1)	$515	$(4)
U.S. government and agencies	149	(1)	—	—	149	(1)
Foreign government bonds	—	—	10	(2)	10	(2)
Equity securities available for sale	121	(7)	5	(1)	126	(8)
Total temporarily impaired securities	$734	$(11)	$66	$(4)	$800	$(15)

December 31, 2016
	Less than 12 Months		12 Months or Longer		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
States and political subdivisions	$107	$(1)	$—	$—	$107	$(1)
Corporate debt securities	410	(4)	11	(2)	421	(6)
Foreign government bonds	85	(4)	20	(4)	105	(8)
Preferred stock available for sale	55	(2)	42	(1)	97	(3)
Total temporarily impaired securities	$657	$(11)	$73	$(7)	$730	$(18)

Realized Gains and Losses and Proceeds From Sales on Investments and Other Assets
The following table presents realized gains and losses on investments and other assets and proceeds from the sale or maturity of investments and other assets for the three-month periods ended March 31, 2018 and 2017, respectively:

	Three months ended March 31, 2018
	Gross Realized Gains	Gross Realized Losses	Net Realized Gains (Losses)	Gross Proceeds from Sale/Maturity
	(In millions)
Fixed maturity securities available for sale	$3	$—	$3	$298
Valuation losses on equity securities			(4)	—
Valuation losses on preferred securities			(3)	—
Property and equipment			5	21
Total			$1	$319

	Three months ended March 31, 2017
	Gross Realized Gains	Gross Realized Losses	Net Realized Gains (Losses)	Gross Proceeds from Sale/Maturity
	(In millions)
Fixed maturity securities available for sale	$3	$(3)	$—	$236
Loss on debt redemptions			(2)	—
Other assets			(2)	—
Total			$(4)	$236

The following table presents realized gains and losses on investments and other assets and proceeds from the sale or maturity of investments and other assets for the years ended December 31, 2017, 2016, and 2015, respectively:

	Year ended December 31, 2017
	Gross Realized Gains	Gross Realized Losses	Net Realized Gains (Losses)	Gross Proceeds from Sale/Maturity
	(In millions)
Fixed maturity securities available for sale	$7	$(8)	$(1)	$968
Preferred stock available for sale	—	—	—	10
Other long-term investments			9	21
Loss on debt conversions			(6)	—
Property, plant and equipment			2	4
Other intangible assets			(1)	—
Other realized gains and losses, net			(1)	—
Total			$2	$1,003

	Year ended December 31, 2016
	Gross Realized Gains	Gross Realized Losses	Net Realized Gains (Losses)	Gross Proceeds from Sale/Maturity
	(In millions)
Fixed maturity securities available for sale	$4	$(16)	$(12)	$624
Preferred stock available for sale	1	—	1	9
Equity securities available for sale	11	(1)	10	50
Investments in unconsolidated affiliates			(3)	—
Other intangible assets			(1)	—
Other assets			(3)	6
Total			$(8)	$689

	Year ended December 31, 2015
	Gross Realized Gains	Gross Realized Losses	Net Realized Gains (Losses)	Gross Proceeds from Sale/Maturity
	(In millions)
Fixed maturity securities available for sale	$14	$(17)	$(3)	$1,076
Preferred stock available for sale	1	—	1	58
Equity securities available for sale	13	(11)	2	51
Other assets			11	—
Total			$11	$1,185

Interest and Investment Income
Interest and investment income consists of the following:

	Year Ended December 31,
	2017	2016	2015
	(In millions)
Cash and cash equivalents	$3	$—	$—
Fixed maturity securities available for sale	61	76	82
Equity securities and preferred stock available for sale	28	28	24
Short-term investments	4	2	—
Other	35	20	15
Total	$131	$126	$121